Balance Sheets (Parenthetical)	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Jun. 30, 2015 $ / shares shares	Jun. 30, 2014 $ / shares shares
Stock Transactions, Parenthetical Disclosures [Abstract]
Preferred Stock Series A Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series A shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred Stock Series A, shares issued	1,000,000	1,000,000	1,000,000	1,000,000
Preferred Stock Series A, shares outstanding	1,000,000	1,000,000	1,000,000	1,000,000
Preferred Stock Series B Par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Series B shares authorized	9,000,000	9,000,000	9,000,000	9,000,000
Preferred Stock Series B shares outstanding	0	0	0	0
Preferred Stock Series C Par value | $ / shares	$ 0.001	$ 0.001	$ 0	$ 0
Preferred Stock Series C shares authorized	2,000,000	2,000,000	0	0
Preferred Stock Series C shares issued	1,107,607	1,107,607	0	0
Preferred Stock Series C shares outstanding	1,107,607	1,107,607	0	0
Preferred Stock Series D shares authorized	2,000,000		2,000,000
Preferred Stock Series D Par value	.001
Preferred Stock Series D shares outstanding	0		0
Common Stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	800,000,000	800,000,000	600,000,000	5,000,000,000
Common Stock, shares issued	501,851,504	478,376,504	400,356,154	702,433,700
Common Stock, shares outstanding	501,851,504	478,376,504	400,356,154	702,433,700